Segment information (Tables)	3 Months Ended
Mar. 31, 2026
Operating Segments [Abstract]
Schedule of Revenue by Geographical Locations
The following tables present details on revenues derived in the following geographical locations for the three months ended March 31, 2026 and 2025.

	Three months ended March 31,
	2026	2025
	$	$
North America
Canada	3,410	3,090
United States	43,403	40,660
Rest of World	18,807	13,546
	65,620	57,296